UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Central Fund

August 31, 2014

1.805760.110

TCC-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 7.3%
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 7.3%
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/16/14 to 9/24/14	0.15%	$ 1,912,000,000	$ 1,912,000,000
Sumitomo Mitsui Banking Corp.
12/18/14 to 12/26/14	0.24	955,000,000	955,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $2,867,000,000)			2,867,000,000
Treasury Debt - 4.8%

U.S. Treasury Obligations - 4.8%
U.S. Treasury Bills
9/4/14 to 9/18/14	0.08	1,221,850,000	1,221,833,747
U.S. Treasury Notes
9/15/14 to 11/30/14	0.05 to 0.06	640,000,000	641,290,769
TOTAL TREASURY DEBT (Cost $1,863,124,516)			1,863,124,516
Government Agency Debt - 42.0%

Federal Agencies - 42.0%
Fannie Mae
6/1/15 to 10/21/15	0.13 to 0.17 (c)	940,000,000	939,663,806
Federal Home Loan Bank
9/2/14 to 11/23/15	0.07 to 0.18 (c)(d)	14,125,803,000	14,123,220,694
Freddie Mac
9/23/14 to 7/17/15	0.10 to 0.16 (c)	1,389,900,000	1,389,677,757
TOTAL GOVERNMENT AGENCY DEBT (Cost $16,452,562,257)			16,452,562,257
Other Instrument - 12.9%
	Yield (a)	Principal Amount	Value
Time Deposits - 12.9%
Barclays Bank PLC
9/2/14	0.10%	$ 642,000,000	$ 642,000,000
Citibank NA
9/2/14	0.08	1,400,000,000	1,400,000,000
DNB Bank ASA
9/2/14	0.07	578,000,000	578,000,000
Natixis SA
9/2/14	0.06	1,713,000,000	1,713,000,000
Nordea Bank AB
9/2/14	0.05	700,000,000	700,000,000
TOTAL OTHER INSTRUMENT (Cost $5,033,000,000)			5,033,000,000
Interfund Loans - 0.0%

With:
Fidelity Europe Fund at 0.3% due 9/2/14 (b)	6,878,000	6,878,000
Fidelity Select IT Services Portfolio at 0.3% due 9/2/14 (b)	6,899,000	6,899,000
TOTAL INTERFUND LOANS (Cost $13,777,000)		13,777,000
Government Agency Repurchase Agreement - 8.5%
	Maturity Amount
In a joint trading account at 0.05% dated 8/29/14 due 9/2/14
(Collateralized by U.S. Government Obligations)#	$ 23,238,134	23,238,000
(Collateralized by U.S. Government Obligations)#	27,718,154	27,718,000
With:
BNP Paribas Securities Corp. at 0.08%, dated 8/21/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $634,455,509, 1.63% - 4.5%, 5/20/35 - 8/20/44)	622,082,933	622,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
Citibank NA at 0.07%, dated 8/26/14 due 9/2/14:
(Collateralized by U.S. Government Obligations valued at $163,202,762, 0% - 10.35%, 9/3/14 - 8/6/38)	$ 160,002,178	$ 160,000,000
(Collateralized by U.S. Treasury Obligations valued at $980,233,394, 0.25% - 9%, 8/31/14 - 10/1/47)	961,013,080	961,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.08%, dated:
7/14/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $748,457,153, 3% - 4%, 9/1/29 - 4/1/44)	733,802,718	733,700,000
8/21/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $317,227,755, 4%, 6/20/44)	311,040,776	311,000,000
Wells Fargo Securities, LLC at 0.13%, dated 8/13/14 due 11/12/14 (Collateralized by U.S. Government Obligations valued at $479,912,395, 0.41% - 5.5%, 8/15/25 - 9/1/44)	467,153,461	467,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $3,305,656,000)		3,305,656,000
Treasury Repurchase Agreement - 21.3%

In a joint trading account at 0.05% dated 8/29/14 due 9/2/14
(Collateralized by U.S. Treasury Obligations)#	174,329,968	174,329,000
(Collateralized by U.S. Treasury Obligations)#	74,471,414	74,471,000
With:
Barclays Capital, Inc. at:
0.06%, dated 8/26/14 due 9/2/14 (Collateralized by U.S. Treasury Obligations valued at $326,403,823, 0% - 3.25%, 1/31/15 - 8/31/20)	320,003,733	320,000,000
0.07%, dated 8/21/14 due 9/5/14 (Collateralized by U.S. Treasury Obligations valued at $317,387,587, 0% - 8.13%, 9/25/14 - 8/15/39)	311,033,864	311,000,000
Treasury Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
Barclays Capital, Inc. at: - continued
0.08%, dated 8/20/14 due 9/5/14 (Collateralized by U.S. Treasury Obligations valued at $446,772,917, 0.38% - 7.63%, 2/15/16 - 2/15/25)	$ 438,059,373	$ 438,000,000
BNP Paribas Securities Corp. at 0.06%, dated 8/11/14 due 9/5/14 (Collateralized by U.S. Treasury Obligations valued at $316,960,413, 0.25% - 9.88%, 2/28/15 - 2/15/44)	310,015,500	310,000,000
Federal Reserve Bank of New York at 0.05%, dated 8/29/14 due 9/2/14 (Collateralized by U.S. Treasury Obligations valued at $6,047,033,632, 2.38% - 2.88%, 3/31/18 - 6/30/18)	6,047,033,594	6,047,000,000
Mizuho Securities U.S.A., Inc. at 0.06%, dated 8/29/14 due 9/2/14 (Collateralized by U.S. Treasury Obligations valued at $657,378,168, 0.25% - 2.13%, 11/15/14 - 4/30/21)	642,004,280	642,000,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $8,316,800,000)		8,316,800,000
Other Repurchase Agreement - 3.1%

Other Repurchase Agreement - 3.1%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.65%, dated 8/28/14 due:
11/18/14 (Collateralized by U.S. Government Obligations valued at $11,331,720, 2.45%, 4/16/46)	11,016,286	11,000,000
11/26/14 (Collateralized by Corporate Obligations valued at $294,847,719, 0.25% - 8.4%, 6/15/25 - 1/25/47)	273,443,625	273,000,000
12/1/14 (Collateralized by Corporate Obligations valued at $346,686,860, 0.24% - 2.63%, 11/25/29 - 8/25/46)	321,550,604	321,000,000
12/3/14 (Collateralized by Corporate Obligations valued at $346,689,259, 0.27% - 0.58%, 11/25/35 - 2/25/37)	321,562,196	321,000,000
0.7%, dated 4/21/14 due 10/20/14 (Collateralized by Corporate Obligations valued at $80,123,815, 5% - 10.75%, 8/15/15 - 1/31/43)	74,261,878	74,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Clearing Corp. at 0.59%, dated 6/13/14 due 10/14/14 (Collateralized by Corporate Obligations valued at $240,524,507, 1.13% - 2.75%, 8/15/18 - 1/1/21)	$ 221,445,499	$ 221,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.21%, dated 8/26/14 due 9/2/14 (Collateralized by Corporate Obligations valued at $7,350,301, 6.19% - 8.88%, 11/15/19 - 8/4/41)	7,000,286	7,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $1,228,000,000)		1,228,000,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $39,079,919,773)		39,079,919,773
NET OTHER ASSETS (LIABILITIES) - 0.1%		49,122,784
NET ASSETS - 100%		$ 39,129,042,557
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Loan is with an affiliated fund.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$23,238,000 due 9/02/14 at 0.05%
Citibank NA	$ 3,788,393
HSBC Securities (USA), Inc.	8,081,903
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,767,917
Societe Generale	5,051,190
Wells Fargo Securities LLC	4,548,597
$ 23,238,000
$27,718,000 due 9/02/14 at 0.05%
HSBC Securities (USA), Inc.	$ 27,718,000
$174,329,000 due 9/02/14 at 0.05%
Societe Generale	$ 174,329,000
$74,471,000 due 9/02/14 at 0.05%
Barclays Capital, Inc.	$ 20,798,609
Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,571,006
Wells Fargo Securities LLC	39,101,385
$ 74,471,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2014, the cost of investment securities for income tax purposes was $39,079,919,773.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Cash Central Fund

August 31, 2014

1.805745.110

MCC-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 99.9%
	Principal Amount	Value
Alabama - 4.1%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 A, 0.04% 9/2/14, VRDN (a)	$ 10,200,000	$ 10,200,000
Series 1995 B, 0.02% 9/2/14, VRDN (a)	4,500,000	4,500,000
Series 1995 C, 0.06% 9/2/14, VRDN (a)	14,500,000	14,500,000
Series 1995 E, 0.05% 9/2/14, VRDN (a)	2,100,000	2,100,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.3% 9/5/14, VRDN (a)(b)	2,500,000	2,500,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.06% 9/5/14 (Kimberly-Clark Corp. Guaranteed), VRDN (a)	3,000,000	3,000,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.05% 9/2/14, VRDN (a)	15,000,000	15,000,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.06% 9/2/14, VRDN (a)(b)	10,000,000	10,000,000
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 B, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	57,000,000	57,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.06% 9/2/14, VRDN (a)(b)	19,000,000	19,000,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.06% 9/2/14, VRDN (a)(b)	61,565,000	61,565,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.06% 9/2/14, VRDN (a)(b)	25,790,000	25,790,000
		225,155,000
Alaska - 1.5%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.05% 9/5/14 (ConocoPhillips Co. Guaranteed), VRDN (a)	31,300,000	31,300,000
(Exxon Pipeline Co. Proj.):
Series 1985, 0.02% 9/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)	7,000,000	7,000,000
Series 1993 C, 0.03% 9/2/14, VRDN (a)	3,710,000	3,710,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.06% 9/5/14 (ConocoPhillips Co. Guaranteed), VRDN (a)	33,795,000	33,795,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Alaska - continued
Valdez Marine Term. Rev.: - continued
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 C, 0.06% 9/5/14 (ConocoPhillips Co. Guaranteed), VRDN (a)	$ 5,000,000	$ 5,000,000
Series 2002, 0.05% 9/5/14, VRDN (a)	1,800,000	1,800,000
		82,605,000
Arizona - 0.4%
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,110,000	8,110,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.07% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	2,900,325	2,900,325
(San Angelin Apts. Proj.) Series 2004, 0.07% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	1,800,000	1,800,000
(San Martin Apts. Proj.) Series A1, 0.07% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	2,300,000	2,300,000
(San Miguel Apts. Proj.) Series 2003, 0.07% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
(San Remo Apts. Proj.) Series 2002, 0.07% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	1,425,000	1,425,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.29% 9/5/14, VRDN (a)	1,500,000	1,500,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(c)	2,750,000	2,750,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 9/5/14, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
		23,085,325
Arkansas - 0.0%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.08% 9/5/14, LOC Fannie Mae, VRDN (a)	860,000	860,000
California - 6.5%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Vintage Chateau Proj.) Series A, 0.07% 9/5/14, LOC Union Bank NA, VRDN (a)(b)	9,900,000	9,900,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(c)	2,035,000	2,035,000
Variable Rate Demand Note - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.:
Series 2003 A2, 0.04% 9/2/14, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	$ 13,100,000	$ 13,100,000
Series 2004 A5, 0.04% 9/2/14, LOC Citibank NA, VRDN (a)	12,600,000	12,600,000
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 2003 M, 0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	11,970,000	11,970,000
Series 2006 F2, 0.04% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	7,800,000	7,800,000
Series 2008 C, 0.04% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	8,020,000	8,020,000
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.):
Series 2009 A, 0.03% 9/2/14, LOC Union Bank NA, VRDN (a)	13,600,000	13,600,000
Series 2009 B, 0.03% 9/2/14, LOC Union Bank NA, VRDN (a)	5,000,000	5,000,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	60,500,000	60,500,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.05% 9/5/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,000,000	7,000,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	5,165,000	5,165,000
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.04% 9/2/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	14,600,000	14,600,000
Series 2001 W2, 0.04% 9/2/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	32,000,000	32,000,000
Series 2001 W3, 0.04% 9/2/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	17,100,000	17,100,000
(The Crossings at Elk Grove Apts.) Series H, 0.07% 9/5/14, LOC Citibank NA, VRDN (a)(b)	7,350,000	7,350,000
California Statewide Cmntys. Dev. Auth. Rev. (The Archer School for Girls, Inc. Proj.) Series 2005, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	9,425,000	9,425,000
Irvine Unified School District Cmnty. Facilities District:
Series 2012 A, 0.03% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,000,000	3,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
California - continued
Irvine Unified School District Cmnty. Facilities District: - continued
Series 2012 B, 0.04% 9/2/14, LOC Bank of America NA, VRDN (a)	$ 7,100,000	$ 7,100,000
Series 2014 A, 0.03% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,500,000	2,500,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series ROC II R 12322, 0.06% 9/2/14 (Liquidity Facility Citibank NA) (a)(c)	39,200,000	39,200,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.1% 9/5/14, LOC Citibank NA, VRDN (a)(b)	2,600,000	2,600,000
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.04% 9/2/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)	20,820,000	20,820,000
Milpitas Multi-family Rev. (Crossing at Montague Proj.) Series A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	16,000,000	16,000,000
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 0.09% 9/5/14, LOC Citibank NA, VRDN (a)(b)	7,238,000	7,238,000
San Francisco City & County Multi-family Hsg. Rev. (8th & Howard Family Apts. Proj.) Series 2000 B, 0.09% 9/5/14, LOC Citibank NA, VRDN (a)(b)	3,805,000	3,805,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 0.08% 9/5/14, LOC Citibank NA, VRDN (a)(b)	1,650,000	1,650,000
(Mission Creek Cmnty. Proj.) Series B, 0.09% 9/5/14, LOC Citibank NA, VRDN (a)(b)	5,970,000	5,970,000
Univ. of California Revs. Participating VRDN Series MS 3066, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,993,250	10,993,250
		358,041,250
Colorado - 0.3%
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 14 0024, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(c)	12,500,000	12,500,000
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	5,000,000	5,000,000
		17,500,000
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 2862, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,735,000	7,735,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.13% 9/2/14, VRDN (a)(b)	$ 1,300,000	$ 1,300,000
Series 1988, 0.13% 9/2/14, VRDN (a)(b)	3,400,000	3,400,000
Series 1993 C, 0.2% 9/5/14, VRDN (a)	6,300,000	6,300,000
Series 1994, 0.13% 9/2/14, VRDN (a)(b)	2,900,000	2,900,000
Series 1999 B, 0.24% 9/5/14, VRDN (a)(b)	1,100,000	1,100,000
		15,000,000
District Of Columbia - 1.6%
District of Columbia Rev.:
(American Univ. Proj.) Series 2008, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	15,100,000	15,100,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.04% 9/2/14, LOC Wells Fargo Bank NA, VRDN (a)	27,325,000	27,325,000
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	8,700,000	8,700,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D2, 0.04% 9/2/14, LOC TD Banknorth, NA, VRDN (a)	35,570,000	35,570,000
		86,695,000
Florida - 8.5%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.05% 9/2/14, LOC Bank of America NA, VRDN (a)	21,555,000	21,555,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.07% 9/5/14, LOC Royal Bank of Canada, VRDN (a)(b)	25,015,000	25,015,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.07% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	9,105,000	9,105,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.05% 9/2/14, VRDN (a)	8,000,000	8,000,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.03% 9/2/14, VRDN (a)	39,750,000	39,750,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clarcona Groves Apts. Proj.) Series A, 0.08% 9/5/14, LOC Citibank NA, VRDN (a)(b)	2,815,000	2,815,000
(Heather Glenn Apts. Proj.) Series 2003 H, 0.07% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	6,260,000	6,260,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.08% 9/5/14, LOC Citibank NA, VRDN (a)(b)	12,775,000	12,775,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Victoria Park Apts. Proj.) Series 2002 J, 0.05% 9/5/14, LOC Fannie Mae, VRDN (a)	$ 8,920,000	$ 8,920,000
Florida Hsg. Fin. Corp. Rev. (Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.07% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.05% 9/2/14, LOC Bank of America NA, VRDN (a)	60,850,000	60,850,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.05% 9/2/14, VRDN (a)	51,800,000	51,800,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.04% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	6,805,000	6,805,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.04% 9/2/14, VRDN (a)	73,600,000	73,600,000
Miami-Dade County Series 2014 A, 0.05% 9/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	8,200,000	8,200,000
North Broward Hosp. District Rev. Series 2005 A, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	26,140,000	26,140,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.1% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 0.07% 9/5/14, LOC Freddie Mac, VRDN (a)(b)	755,000	755,000
(West Point Villas Apts. Proj.) Series 2000 F, 0.07% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	10,975,000	10,975,000
Palm Beach County Rev. (Norton Gallery and School of Art, Inc. Proj.) Series 1995, 0.04% 9/5/14, LOC Northern Trust Co., VRDN (a)	3,250,000	3,250,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.04% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	47,275,000	47,275,000
Saint Johns County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.07% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	5,385,000	5,385,000
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2009 B, 0.03% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	9,125,000	9,125,000
Tallahassee Energy Sys. Rev. Participating VRDN Series MS 3273 X, 0.05% 9/5/14 (Liquidity Facility Cr. Suisse AG) (a)(c)	6,500,000	6,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Florida - continued
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.05% 9/2/14, LOC Wells Fargo Bank NA, VRDN (a)	$ 3,600,000	$ 3,600,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.07% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	8,500,000	8,500,000
		468,355,000
Georgia - 2.8%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.03% 9/2/14, LOC Wells Fargo Bank NA, VRDN (a)	4,900,000	4,900,000
Series 2005 B, 0.03% 9/2/14, LOC Wells Fargo Bank NA, VRDN (a)	6,090,000	6,090,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.2% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,700,000	2,700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.05% 9/2/14, VRDN (a)	18,890,000	18,890,000
Second Series 1995, 0.04% 9/2/14, VRDN (a)	35,700,000	35,700,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.04% 9/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	50,000,000	50,000,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.08% 9/2/14, VRDN (a)	23,200,000	23,200,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.05% 9/5/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,990,000	7,990,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (a)	4,515,000	4,515,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)	2,000,000	2,000,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.1% 9/5/14, VRDN (a)(b)	1,100,000	1,100,000
		157,085,000
Hawaii - 0.0%
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000,000	2,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Illinois - 7.5%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.08% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	$ 1,315,000	$ 1,315,000
Chicago Gen. Oblig.:
Series 2005 D1, 0.04% 9/2/14, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	18,315,000	18,315,000
Series 2005 D2, 0.04% 9/2/14, LOC Northern Trust Co., VRDN (a)	13,700,000	13,700,000
Series 2007 E, 0.04% 9/2/14, LOC Barclays Bank PLC, VRDN (a)	74,400,000	74,400,000
Series 2007 F, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Series 2007 G, 0.04% 9/2/14, LOC Barclays Bank PLC, VRDN (a)	14,900,000	14,900,000
Chicago Midway Arpt. Rev. Series 2014 C, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,700,000	6,700,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC 14083, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(c)	5,100,000	5,100,000
Chicago Wtr. Rev. Series 2004 A2, 0.11% 9/5/14, LOC California Pub. Employees Retirement Sys., VRDN (a)	3,350,000	3,350,000
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,100,000	3,100,000
Illinois Fin. Auth. Rev.:
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.04% 9/5/14, LOC Northern Trust Co., VRDN (a)	2,500,000	2,500,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 D2, 0.03% 9/2/14, LOC PNC Bank NA, VRDN (a)	3,400,000	3,400,000
Series 2009 E1, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	27,500,000	27,500,000
Series 2010 A, 0.04% 9/2/14, LOC Bank of America NA, VRDN (a)	31,410,000	31,410,000
Series 2010 B, 0.02% 9/2/14, LOC Wells Fargo Bank NA, VRDN (a)	9,745,000	9,745,000
Participating VRDN Series Putters 3302, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,890,000	2,890,000
Series 2009 D1, 0.03% 9/2/14, LOC PNC Bank NA, VRDN (a)	35,000,000	35,000,000
Series 2011 A, 0.04% 9/2/14, LOC Bank of America NA, VRDN (a)	46,250,000	46,250,000
Series 2011 B, 0.02% 9/2/14, LOC Wells Fargo Bank NA, VRDN (a)	8,660,000	8,660,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig. Series 2003 B2, 0.04% 9/5/14, LOC PNC Bank NA, VRDN (a)	$ 50,000,000	$ 50,000,000
Illinois Health Facilities Auth. Rev. (Memorial Health Sys. Proj.) Series 2003, 0.06% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	11,800,000	11,800,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.03% 9/2/14, LOC Wells Fargo Bank NA, VRDN (a)	6,090,000	6,090,000
Will County Envir. Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.04% 9/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	18,185,000	18,185,000
Will County Exempt Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.04% 9/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	16,700,000	16,700,000
		412,010,000
Indiana - 1.2%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 J, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	22,665,000	22,665,000
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	18,400,000	18,400,000
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 B, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	18,445,000	18,445,000
Indiana Fin. Auth. Rev. Participating VRDN Series BBT 08 12, 0.04% 9/5/14 (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	5,500,000	5,500,000
		65,010,000
Iowa - 0.7%
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.05% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,160,000	3,160,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.09% 9/5/14, VRDN (a)(b)	12,000,000	12,000,000
Iowa Higher Ed. Ln. Auth. Rev.:
(Des Moines Univ. Proj.) 0.04% 9/2/14, LOC BMO Harris Bank NA, VRDN (a)	5,000,000	5,000,000
(Saint Ambrose Univ. Proj.) 0.04% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	19,990,000	19,990,000
		40,150,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Kansas - 0.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.12% 9/5/14, LOC Bank of America NA, VRDN (a)(b)	$ 7,000,000	$ 7,000,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 0.07% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	9,180,000	9,180,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.05% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,790,000	1,790,000
		17,970,000
Kentucky - 4.3%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.06% 9/5/14, VRDN (a)(b)	3,775,000	3,775,000
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.05% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	10,000,000	10,000,000
Series 2006 B, 0.05% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	4,000,000	4,000,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.07% 9/5/14 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.07% 9/5/14 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
Series 1993 B, 0.07% 9/5/14 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.08% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,000,000	3,000,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.):
Series 2009 B1, 0.03% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	5,500,000	5,500,000
Series 2009 B2, 0.03% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	28,535,000	28,535,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.06% 9/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	3,300,000	3,300,000
Louisville & Jefferson County Series 2011 B, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	36,600,000	36,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 0.04% 9/2/14 (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	$ 63,520,000	$ 63,520,000
Series 1999 B, 0.04% 9/2/14 (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	41,500,000	41,500,000
Series 1999 C, 0.04% 9/2/14 (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	27,300,000	27,300,000
		235,080,000
Louisiana - 3.7%
East Baton Rouge Poll. Cont. Rev. (Exxon Proj.) Series 1993, 0.02% 9/2/14, VRDN (a)	7,000,000	7,000,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 150, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	20,275,000	20,275,000
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.03% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	21,110,000	21,110,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.06% 9/5/14, VRDN (a)(b)	7,000,000	7,000,000
Series 2003, 0.06% 9/5/14, VRDN (a)(b)	3,000,000	3,000,000
Series 2007 A, 0.04% 9/2/14, VRDN (a)	6,000,000	6,000,000
Series 2008 A, 0.04% 9/2/14, VRDN (a)	18,700,000	18,700,000
Series 2008 B, 0.02% 9/2/14, VRDN (a)	4,500,000	4,500,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.):
Series 1992 A, 0.06% 9/2/14, VRDN (a)(b)	28,000,000	28,000,000
Series 1992 B, 0.03% 9/2/14, VRDN (a)	6,900,000	6,900,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.04% 9/2/14, VRDN (a)(b)	50,000,000	50,000,000
Series 1993, 0.06% 9/2/14, VRDN (a)(b)	22,000,000	22,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.24% 9/5/14, VRDN (a)	3,200,000	3,200,000
Series 2010 B1, 0.27% 9/5/14, VRDN (a)	6,700,000	6,700,000
		204,385,000
Maryland - 0.3%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Anne Arundel Health Sys. Proj.) Series 2009 B, 0.06% 9/5/14, LOC Bank of America NA, VRDN (a)	3,600,000	3,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Maryland - continued
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(c)	$ 3,000,000	$ 3,000,000
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2004 D, 0.05% 9/5/14, LOC TD Banknorth, NA, VRDN (a)(b)	11,730,000	11,730,000
		18,330,000
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 41, 0.08% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	2,000,000	2,000,000
Series Putters 4320, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	18,540,000	18,540,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series MS 30911, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,335,000	1,335,000
		21,875,000
Michigan - 0.4%
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 14 0028, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(c)	6,800,000	6,800,000
Michigan Fin. Auth. Rev. Series 22 A, 0.07% 9/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	5,300,000	5,300,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.04% 9/2/14, VRDN (a)	8,280,000	8,280,000
(Majestic Ind., Inc. Proj.) 0.15% 9/5/14, LOC Comerica Bank, VRDN (a)(b)	930,000	930,000
		21,310,000
Minnesota - 0.7%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.08% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	4,925,000	4,925,000
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.1% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	1,400,000	1,400,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2007 C2, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	6,300,000	6,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.): - continued
Series 2009 B2, 0.03% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	$ 25,750,000	$ 25,750,000
Plymouth Multi-family Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.1% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	1,850,000	1,850,000
		40,225,000
Mississippi - 2.0%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 0.04% 9/2/14, VRDN (a)(b)	18,100,000	18,100,000
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.04% 9/2/14, VRDN (a)	55,205,000	55,205,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.02% 9/2/14, VRDN (a)	3,000,000	3,000,000
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 C, 0.04% 9/2/14 (Chevron Corp. Guaranteed), VRDN (a)	36,910,000	36,910,000
		113,215,000
Missouri - 1.2%
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.05% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,800,000	6,800,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.):
Series 2008 A1, 0.04% 9/2/14, LOC Wells Fargo Bank NA, VRDN (a)	18,535,000	18,535,000
Series 2008 A2, 0.02% 9/2/14, LOC Wells Fargo Bank NA, VRDN (a)	5,460,000	5,460,000
Series 2008 B1, 0.04% 9/2/14, LOC Barclays Bank PLC, VRDN (a)	9,635,000	9,635,000
Series 2008 B2, 0.02% 9/2/14, LOC Wells Fargo Bank NA, VRDN (a)	5,675,000	5,675,000
Series 2012, 0.04% 9/2/14, LOC PNC Bank NA, VRDN (a)	18,585,000	18,585,000
		64,690,000
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.05% 9/5/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,125,000	7,125,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2013 F, 0.05% 9/5/14 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	$ 2,500,000	$ 2,500,000
Series 2014 B, 0.05% 9/5/14 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	8,700,000	8,700,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.3% 9/5/14, VRDN (a)(b)	2,200,000	2,200,000
		20,525,000
Nevada - 0.8%
Clark County Arpt. Rev.:
Series 2008 A2, 0.03% 9/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	2,000,000	2,000,000
Series 2008 C2, 0.04% 9/5/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	12,200,000	12,200,000
Series 2008 C3, 0.06% 9/5/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	2,500,000	2,500,000
Series 2011 B1, 0.06% 9/5/14, LOC Citibank NA, VRDN (a)(b)	11,300,000	11,300,000
Series 2011 B2, 0.06% 9/5/14, LOC Royal Bank of Canada, VRDN (a)(b)	7,200,000	7,200,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2008 A, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,100,000	8,100,000
0.06% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,300,000	3,300,000
		46,600,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 0.25% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	4,925,000	4,925,000
New Jersey - 1.1%
JPMorgan Chase:
NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.05% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,600,000	10,600,000
Series Putters 4462, 0.05% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,400,000	8,400,000
Participating VRDN Series Putters 4464, 0.05% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,400,000	4,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.):
Series 2009 B, 0.03% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	$ 16,855,000	$ 16,855,000
Series 2009 C, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	15,600,000	15,600,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.18% 9/5/14, VRDN (a)	1,800,000	1,800,000
Series 2012 A, 0.2% 9/5/14, VRDN (a)(b)	2,700,000	2,700,000
		60,355,000
New York - 24.3%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.13% 9/5/14, LOC KeyBank NA, VRDN (a)	500,000	500,000
New York City Gen. Oblig.:
Series 2006 E2, 0.05% 9/2/14, LOC Bank of America NA, VRDN (a)	70,730,000	70,730,000
Series 2006 H1, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	9,100,000	9,100,000
Series 2006 I3, 0.05% 9/2/14, LOC Bank of America NA, VRDN (a)	1,600,000	1,600,000
Series 2006 I5, 0.04% 9/2/14 (Liquidity Facility Bank of New York, New York), VRDN (a)	4,800,000	4,800,000
Series 2006 I6, 0.04% 9/2/14 (Liquidity Facility Bank of New York, New York), VRDN (a)	24,500,000	24,500,000
Series 2006 I8, 0.05% 9/2/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	8,600,000	8,600,000
Series 2012 G, 0.03% 9/2/14 (Liquidity Facility PNC Bank NA), VRDN (a)	13,000,000	13,000,000
Series 2012 G6, 0.04% 9/2/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	21,390,000	21,390,000
Series 2013 A2, 0.04% 9/2/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	92,770,000	92,770,000
Series 2013 F3, 0.05% 9/2/14 (Liquidity Facility Bank of America NA), VRDN (a)	11,425,000	11,425,000
Series 2014 D3, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	60,260,000	60,260,000
Series 2014 D4, 0.04% 9/2/14, LOC TD Banknorth, NA, VRDN (a)	20,500,000	20,500,000
Series 2104 1, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	21,200,000	21,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Health & Hosp. Corp. Rev. Series 2008 E, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	$ 4,665,000	$ 4,665,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.13% 9/5/14, LOC RBS Citizens NA, VRDN (a)	12,905,000	12,905,000
(Brookhaven Apts. Proj.) Series A, 0.07% 9/5/14, LOC Citibank NA, VRDN (a)(b)	3,100,000	3,100,000
(Granite Terrace Apts. Proj.) Series A, 0.06% 9/5/14, LOC Citibank NA, VRDN (a)(b)	4,060,000	4,060,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.05% 9/5/14, LOC Freddie Mac, VRDN (a)(b)	3,000,000	3,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	7,900,000	7,900,000
(James Tower Dev. Proj.) Series 2002 A, 0.04% 9/5/14, LOC Fannie Mae, VRDN (a)	1,100,000	1,100,000
(Related-Tribeca Tower Proj.) Series 1997 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	40,000,000	40,000,000
(Rivereast Apts. Proj.) Series A, 0.05% 9/5/14, LOC Freddie Mac, VRDN (a)(b)	25,850,000	25,850,000
Series 2002 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	3,600,000	3,600,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series putters 3231Z, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,675,000	8,675,000
Series 2006 AA, 0.03% 9/2/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	20,875,000	20,875,000
Series 2008 BB2, 0.05% 9/2/14 (Liquidity Facility Bank of America NA), VRDN (a)	22,660,000	22,660,000
Series 2009 BB1, 0.04% 9/2/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	50,440,000	50,440,000
Series 2009 BB2, 0.06% 9/2/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,565,000	6,565,000
Series 2011 DD, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,110,000	2,110,000
Series 2011 DD-3B, 0.04% 9/2/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	8,450,000	8,450,000
Series 2012 B, 0.04% 9/2/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	13,800,000	13,800,000
Series 2014 AA:
0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	18,600,000	18,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2014 AA: - continued
0.04% 9/2/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	$ 43,300,000	$ 43,300,000
0.04% 9/2/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	22,770,000	22,770,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN Series Putters 3545, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,700,000	5,700,000
Series 2003 A2, 0.06% 9/2/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	44,500,000	44,500,000
Series 2003 C1, 0.03% 9/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,480,000	10,480,000
Series 2003 C4, 0.06% 9/2/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	35,000,000	35,000,000
Series 2013 A6, 0.04% 9/2/14 (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)	20,810,000	20,810,000
Series 2013 C4, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	45,520,000	45,520,000
Series 2014 A4, 0.02% 9/2/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	4,850,000	4,850,000
Series 2014 B3, 0.05% 9/2/14 (Liquidity Facility Barclays Bank PLC), VRDN (a)	6,790,000	6,790,000
Series 2015 A3, 0.04% 9/2/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	64,600,000	64,600,000
New York City Trust Cultural Resources Rev. (Lincoln Ctr. for the Performing Arts, Inc. Proj.):
Series 2008 A1, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	12,380,000	12,380,000
Series 2008 A2, 0.03% 9/2/14, LOC Bank of New York, New York, VRDN (a)	12,475,000	12,475,000
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 07 0002, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(c)	12,000,000	12,000,000
Series EGL 07 0066, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(c)	15,000,000	15,000,000
Series ROC II R 11535, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(c)	1,140,000	1,140,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.):
Series 2002 A, 0.03% 9/2/14, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	9,120,000	9,120,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(350 West 43rd Street Hsg. Proj.): - continued
Series 2004 A, 0.03% 9/2/14, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	$ 15,400,000	$ 15,400,000
(44th Street Dev. LLC Proj.) Series 2011 A2, 0.03% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	9,780,000	9,780,000
(455 West 37th Street Hsg. Proj.) Series A, 0.03% 9/2/14, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	46,850,000	46,850,000
(505 West 37th Street Proj.) Series 2009 A, 0.05% 9/2/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,000,000	1,000,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 B, 0.06% 9/5/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	14,850,000	14,850,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.04% 9/5/14, LOC Freddie Mac, VRDN (a)(b)	6,200,000	6,200,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.07% 9/5/14, LOC Freddie Mac, VRDN (a)(b)	8,600,000	8,600,000
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	8,700,000	8,700,000
Series 2004 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	28,800,000	28,800,000
Series 2013 A, 0.03% 9/2/14, LOC PNC Bank NA, VRDN (a)	36,830,000	36,830,000
Series 2013 A1, 0.03% 9/5/14, LOC Manufacturers & Traders Trust Co., VRDN (a)	26,750,000	26,750,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D2, 0.06% 9/2/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	35,040,000	35,040,000
Series 2005 E3, 0.03% 9/2/14, LOC PNC Bank NA, VRDN (a)	24,600,000	24,600,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C2, 0.05% 9/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	19,000,000	19,000,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2003 B3, 0.04% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	15,580,000	15,580,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series 2005 A1, 0.04% 9/2/14, LOC California Pub. Employees Retirement Sys., VRDN (a)	$ 29,240,000	$ 29,240,000
Series 2005 B 2A, 0.04% 9/2/14, LOC California Pub. Employees Retirement Sys., VRDN (a)	24,300,000	24,300,000
		1,339,685,000
North Carolina - 1.0%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.04% 9/5/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	12,300,000	12,300,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2005 D, 0.03% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,850,000	6,850,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Putters 3248, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,720,000	3,720,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 B, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	21,890,000	21,890,000
Participating VRDN Series RBC O 39, 0.05% 9/5/14 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,365,000	3,365,000
Orange Wtr. & Swr. Auth. Series 2004 B, 0.04% 9/5/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	5,000,000	5,000,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.09% 9/5/14, LOC Branch Banking & Trust Co., VRDN (a)(b)	1,850,000	1,850,000
		54,975,000
Ohio - 1.9%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.05% 9/2/14, LOC Bank of America NA, VRDN (a)	30,725,000	30,725,000
Series 2010 C, 0.04% 9/2/14, LOC Union Bank NA, VRDN (a)	20,600,000	20,600,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	27,115,000	27,115,000
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,700,000	1,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.03% 9/2/14, VRDN (a)	$ 2,310,000	$ 2,310,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2005 B1, 0.04% 9/5/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	1,700,000	1,700,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.05% 9/5/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	22,100,000	22,100,000
		106,250,000
Oregon - 2.1%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.06% 9/2/14, LOC Bank of Scotland PLC, VRDN (a)	87,035,000	87,035,000
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.1% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Oregon Health and Science Univ. Spl. Rev. Series 2012 B3, 0.04% 9/2/14, LOC Union Bank NA, VRDN (a)	28,520,000	28,520,000
		116,955,000
Pennsylvania - 1.4%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (a)	8,210,000	8,210,000
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.09% 9/5/14, LOC PNC Bank NA, VRDN (a)(b)	1,000,000	1,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Seris 2008 C, 0.05% 9/2/14, LOC Bank of Nova Scotia, VRDN (a)(b)	13,350,000	13,350,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A2, 0.05% 9/5/14, LOC TD Banknorth, NA, VRDN (a)	1,000,000	1,000,000
Chester County Intermediate Unit Rev. Series 2003, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (a)	1,300,000	1,300,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.15% 9/5/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	600,000	600,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 B, 0.03% 9/2/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,650,000	4,650,000
Series 2008, 0.03% 9/2/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,100,000	3,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.05% 9/5/14, LOC PNC Bank NA, VRDN (a)	$ 8,210,000	$ 8,210,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Brookside Manor Apts. Proj.) Series 2001 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (a)	4,930,000	4,930,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 0.06% 9/2/14, LOC Bank of Nova Scotia, VRDN (a)(b)	14,250,000	14,250,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1997 B2, 0.16% 9/5/14, LOC PNC Bank NA, VRDN (a)(b)	100,000	100,000
Philadelphia Auth. for Indl. Dev. Rev. (NewCourtland Elder Svcs. Proj.) Series 2003, 0.03% 9/2/14, LOC PNC Bank NA, VRDN (a)	8,905,000	8,905,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.16% 9/5/14, LOC Citizens Bank of Pennsylvania, VRDN (a)(b)	1,135,000	1,135,000
Somerset County Gen. Oblig. Series 2009 A, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (a)	2,440,000	2,440,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (a)	5,550,000	5,550,000
		78,730,000
South Carolina - 0.7%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.09% 9/2/14, VRDN (a)	2,400,000	2,400,000
Series 1999 B, 0.1% 9/2/14, VRDN (a)(b)	7,700,000	7,700,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 D, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	14,000,000	14,000,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.06% 9/5/14, LOC Branch Banking & Trust Co., VRDN (a)(b)	6,855,000	6,855,000
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.06% 9/5/14, LOC Branch Banking & Trust Co., VRDN (a)(b)	5,465,000	5,465,000
		36,420,000
Tennessee - 3.4%
Blount County Pub. Bldg. Auth.:
(Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.04% 9/5/14, LOC Branch Banking & Trust Co., VRDN (a)	1,445,000	1,445,000
Series E3 B, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	5,165,000	5,165,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.06% 9/2/14, LOC Bank of America NA, VRDN (a)	$ 8,100,000	$ 8,100,000
Series 2003, 0.06% 9/2/14, LOC Bank of America NA, VRDN (a)	21,110,000	21,110,000
Series 2004, 0.06% 9/2/14, LOC Bank of America NA, VRDN (a)	11,475,000	11,475,000
Series 2005, 0.06% 9/2/14, LOC Bank of America NA, VRDN (a)	14,900,000	14,900,000
Series 2008, 0.06% 9/2/14, LOC Bank of America NA, VRDN (a)	33,905,000	33,905,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.07% 9/5/14, LOC Bank of America NA, VRDN (a)	8,175,000	8,175,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.): - continued
Series 2002, 0.06% 9/2/14, LOC Bank of America NA, VRDN (a)	25,300,000	25,300,000
Series 2004, 0.06% 9/2/14, LOC Bank of America NA, VRDN (a)	22,300,000	22,300,000
Series 2006, 0.06% 9/2/14, LOC Bank of America NA, VRDN (a)	35,880,000	35,880,000
		187,755,000
Texas - 7.3%
Austin Arpt. Sys. Rev. Series 2005 3, 0.08% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	23,525,000	23,525,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.06% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,700,000	8,700,000
Series 2002 A:
0.06% 9/2/14, LOC Bank of America NA, VRDN (a)(b)	8,100,000	8,100,000
0.06% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,290,000	6,290,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.07% 9/5/14, LOC PNC Bank NA, VRDN (a)(b)	2,700,000	2,700,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.08% 9/5/14, LOC Citibank NA, VRDN (a)(b)	13,430,000	13,430,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(c)	$ 6,400,000	$ 6,400,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.04% 9/2/14, VRDN (a)(b)	25,550,000	25,550,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) Series 2004, 0.04% 9/5/14 (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	5,000,000	5,000,000
(Exxon Mobil Proj.) Series 2000, 0.04% 9/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	18,900,000	18,900,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,600,000	4,600,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 2008 A, 0.03% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	3,700,000	3,700,000
Series 2008 B1, 0.03% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	14,210,000	14,210,000
Series 2008 B2, 0.03% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	4,000,000	4,000,000
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series putters 3746 Z, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,485,000	10,485,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Lafayette Village Apts. Proj.) Series 2006, 0.07% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	6,500,000	6,500,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.22% 9/2/14, VRDN (a)(b)	24,700,000	24,700,000
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series RBC O 5, 0.05% 9/5/14 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000,000	4,000,000
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 11885X, 0.07% 9/5/14 (Liquidity Facility Citibank NA) (a)(c)	3,400,000	3,400,000
Series ROC II R 12324, 0.05% 9/2/14 (Liquidity Facility Citibank NA) (a)(c)	24,700,000	24,700,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.3% 9/5/14, VRDN (a)(b)	4,950,000	4,950,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 A, 0.03% 9/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)	$ 12,575,000	$ 12,575,000
Series 2001 B, 0.05% 9/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	78,000,000	78,000,000
Series 2001 B2, 0.04% 9/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	5,680,000	5,680,000
(Onyx Envir. Svcs. Proj.) Series 2003, 0.12% 9/5/14, LOC Bank of America NA, VRDN (a)(b)	8,610,000	8,610,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 9/2/14, VRDN (a)	9,700,000	9,700,000
Series 2004, 0.19% 9/5/14, VRDN (a)(b)	16,200,000	16,200,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 0.06% 9/5/14, VRDN (a)(b)	1,000,000	1,000,000
Series 2002, 0.06% 9/5/14, VRDN (a)(b)	8,000,000	8,000,000
Series 2012, 0.06% 9/5/14 (Total SA Guaranteed), VRDN (a)	5,000,000	5,000,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.1% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,300,000	1,300,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.03% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	900,000	900,000
Texas City Indl. Dev. Corp.:
(Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.06% 9/5/14, LOC Bank of America NA, VRDN (a)	4,075,000	4,075,000
(NRG Energy, Inc. Proj.) Series 2012, 0.07% 9/5/14, LOC Bank of America NA, VRDN (a)	1,100,000	1,100,000
Texas Gen. Oblig.:
(Veterans' Hsg. Assistance Prog.) Fund II Series 2005 B, 0.05% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	10,525,000	10,525,000
Participating VRDN Series MS 3390, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000,000	4,000,000
		403,005,000
Utah - 1.0%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	7,300,000	7,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Utah - continued
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.):
Series 2005 A, 0.03% 9/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 38,325,000	$ 38,325,000
Series 2005 B, 0.03% 9/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,645,000	8,645,000
		54,270,000
Virginia - 1.4%
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.05% 9/2/14, LOC Bank of America NA, VRDN (a)	19,410,000	19,410,000
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series A1, 0.03% 9/5/14 (Liquidity Facility TD Banknorth, NA), VRDN (a)	9,205,000	9,205,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 0.03% 9/2/14, LOC Bank of Nova Scotia, VRDN (a)(b)	5,900,000	5,900,000
Series 1994 B, 0.03% 9/2/14, LOC Bank of Nova Scotia, VRDN (a)(b)	4,500,000	4,500,000
Series 1995, 0.06% 9/2/14, LOC Bank of Nova Scotia, VRDN (a)(b)	7,500,000	7,500,000
Series 1996 A, 0.06% 9/2/14, LOC Bank of Nova Scotia, VRDN (a)(b)	9,200,000	9,200,000
Series 1997, 0.06% 9/2/14, LOC Bank of Nova Scotia, VRDN (a)(b)	9,300,000	9,300,000
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.04% 9/2/14, LOC Bank of New York, New York, VRDN (a)	10,230,000	10,230,000
		75,245,000
Washington - 1.1%
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(c)	2,200,000	2,200,000
Port of Seattle Rev. Series 2008, 0.06% 9/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	10,000,000	10,000,000
Vancouver Hsg. Auth. Rev. Series 2008, 0.04% 9/5/14, LOC Freddie Mac, VRDN (a)	10,100,000	10,100,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) Series 2003 C, 0.11% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	17,895,000	17,895,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Washington - continued
Washington Gen. Oblig. Participating VRDN Series Clipper 05 39, 0.05% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	$ 6,000,000	$ 6,000,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Merrill Gardens at Tacoma Proj.) Series 2006 A, 0.07% 9/5/14, LOC Fannie Mae, VRDN (a)(b)	17,640,000	17,640,000
		63,835,000
West Virginia - 1.0%
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.09% 9/5/14, LOC Union Bank NA, VRDN (a)(b)	8,045,000	8,045,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.05% 9/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	4,500,000	4,500,000
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.05% 9/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	15,300,000	15,300,000
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 0.04% 9/5/14, LOC Branch Banking & Trust Co., VRDN (a)	11,900,000	11,900,000
(West Virginia United Health Sys. Proj.) Series 2008 B, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	13,615,000	13,615,000
		53,360,000
Wisconsin - 1.3%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	1,800,000	1,800,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Nat'l. Regency of New Berlin, Inc. Proj.) 0.06% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	12,755,000	12,755,000
(ProHealth Care, Inc. Proj.):
Series 2008 A, 0.05% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,685,000	7,685,000
Series 2008 B, 0.06% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	42,155,000	42,155,000
Participating VRDN Series RBC 0 80, 0.05% 9/5/14 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,500,000	2,500,000
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Series 2007 C, 0.07% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	6,085,000	6,085,000
		72,980,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Wyoming - 0.8%
Converse County Envir. Impt. Rev. Series 1995, 0.2% 9/5/14, VRDN (a)(b)	$ 3,100,000	$ 3,100,000
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.1% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,500,000	3,500,000
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1984 A, 0.02% 9/2/14, VRDN (a)	8,620,000	8,620,000
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.):
Series 1987 A, 0.04% 9/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	11,500,000	11,500,000
Series 1987 B, 0.04% 9/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	11,000,000	11,000,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 9/5/14, VRDN (a)	1,100,000	1,100,000
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.02% 9/2/14 (Chevron Corp. Guaranteed), VRDN (a)	3,435,000	3,435,000
		42,255,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $5,516,491,575)		5,516,491,575
Other Municipal Debt - 0.1%

New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.32% tender 9/5/14, CP mode (b) (Cost $2,900,000)	2,900,000	2,900,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,519,391,575)		5,519,391,575
NET OTHER ASSETS (LIABILITIES) - 0.0%		24,001
NET ASSETS - 100%		$ 5,519,415,576
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2014, the cost of investment securities for income tax purposes was $5,519,391,575.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Securities Lending
Cash Central Fund

August 31, 2014

1.805768.110

CCC-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 7.7%
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 7.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/16/14 to 9/24/14	0.15%	$ 1,103,000,000	$ 1,103,000,000
Sumitomo Mitsui Banking Corp.
12/18/14 to 12/26/14	0.24	545,000,000	545,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $1,648,000,000)			1,648,000,000
Treasury Debt - 5.4%

U.S. Treasury Obligations - 5.4%
U.S. Treasury Bills
9/4/14 to 9/18/14	0.08	778,200,000	778,189,393
U.S. Treasury Notes
9/30/14 to 11/30/14	0.06	360,000,000	360,686,740
TOTAL TREASURY DEBT (Cost $1,138,876,133)			1,138,876,133
Government Agency Debt - 42.6%

Federal Agencies - 42.6%
Fannie Mae
6/1/15 to 10/21/15	0.13 to 0.17 (c)	430,000,000	429,817,240
Federal Home Loan Bank
9/2/14 to 10/7/15	0.07 to 0.18 (b)(c)	8,236,300,000	8,234,843,230
Freddie Mac
12/5/14 to 7/17/15	0.10 to 0.16 (c)	413,000,000	412,869,324
TOTAL GOVERNMENT AGENCY DEBT (Cost $9,077,529,794)			9,077,529,794
Other Instrument - 4.6%

Time Deposits - 4.6%
Barclays Bank PLC
9/2/14	0.10	358,000,000	358,000,000
Other Instrument - continued
	Yield (a)	Principal Amount	Value
Time Deposits - continued
DNB Bank ASA
9/2/14	0.07%	$ 322,000,000	$ 322,000,000
Nordea Bank AB
9/2/14	0.05	300,000,000	300,000,000
TOTAL OTHER INSTRUMENT (Cost $980,000,000)			980,000,000
Government Agency Repurchase Agreement - 12.2%
	Maturity Amount
In a joint trading account at 0.05% dated 8/29/14 due 9/2/14
(Collateralized by U.S. Government Obligations) #	$ 72,601,420	72,601,000
(Collateralized by U.S. Government Obligations) #	539,782,999	539,780,000
With:
BNP Paribas Securities Corp. at 0.08%, dated 8/21/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $385,569,425, 1.63% - 4.5%, 5/20/35 - 4/20/44)	378,050,400	378,000,000
Citibank NA at 0.07%, dated 8/26/14 due 9/2/14:
(Collateralized by U.S. Government Obligations valued at $91,801,265, 0% - 7.25%, 9/10/14 - 5/15/37)	90,001,225	90,000,000
(Collateralized by U.S. Government Obligations valued at $549,787,483, 0.25% - 7%, 8/31/14 - 8/20/44)	539,007,336	539,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.08%, dated:
7/14/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $526,378,481, 2.18% - 4%, 12/1/42 - 8/20/44)	516,072,240	516,000,000
8/21/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $192,784,713, 3.5% - 4%, 7/20/44)	189,024,780	189,000,000
Wells Fargo Securities, LLC at 0.13%, dated 8/13/14 due 11/12/14 (Collateralized by U.S. Government Obligations valued at $289,186,824, 1.94% - 4.5%, 5/15/26 - 7/1/44)	283,092,997	283,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $2,607,381,000)		2,607,381,000
Treasury Repurchase Agreement - 20.3%
	Maturity Amount	Value
With:
Barclays Capital, Inc. at:
0.06%, dated 8/26/14 due 9/2/14 (Collateralized by U.S. Treasury Obligations valued at $183,612,798, 0% - 8.13%, 9/25/14 - 8/15/43)	$ 180,002,100	$ 180,000,000
0.07%, dated 8/21/14 due 9/5/14 (Collateralized by U.S. Treasury Obligations valued at $193,110,934, 0% - 7.5%, 11/28/14 - 2/15/39)	189,020,580	189,000,000
0.08%, dated 8/20/14 due 9/5/14 (Collateralized by U.S. Treasury Obligations valued at $267,255,199, 0.13% - 7.25%, 4/30/15 - 8/15/42)	262,035,516	262,000,000
BNP Paribas Securities Corp. at 0.06%, dated 8/11/14 due 9/5/14 (Collateralized by U.S. Treasury Obligations valued at $193,807,178, 0% - 3.38%, 10/2/14 - 11/15/19)	190,009,500	190,000,000
Federal Reserve Bank of New York at 0.05%, dated 8/29/14 due 9/2/14 (Collateralized by U.S. Treasury Obligations valued at $3,153,017,609, 2.25%, 7/31/18)	3,153,017,517	3,153,000,000
Mizuho Securities U.S.A., Inc. at 0.06%, dated 8/29/14 due 9/2/14 (Collateralized by U.S. Treasury Obligations valued at $366,137,573, 0.5% - 4%, 3/31/17 - 4/30/19)	358,002,387	358,000,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $4,332,000,000)		4,332,000,000
Other Repurchase Agreement - 6.1%

Other Repurchase Agreement - 6.1%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.65%, dated 8/28/14 due:
11/18/14 (Collateralized by U.S. Government Obligations valued at $6,180,672, 4.4%, 5/16/51)	6,008,883	6,000,000
11/26/14 (Collateralized by Corporate Obligations valued at $160,583,116, 0% - 6.37%, 1/15/25 - 9/15/65)	152,247,000	152,000,000
12/1/14 (Collateralized by Corporate Obligations valued at $193,324,016, 0% - 6.63%, 11/27/24 - 3/15/47)	179,307,035	179,000,000
12/3/14 (Collateralized by Corporate Obligations valued at $189,446,889, 0% - 8.48%, 8/25/24 - 3/12/51)	179,313,499	179,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at: - continued
0.7%, dated 4/21/14 due 10/20/14 (Collateralized by U.S. Government Obligations valued at $47,500,640, 0% - 13.42%, 2/25/19 - 7/20/44)	$ 46,162,789	$ 46,000,000
J.P. Morgan Clearing Corp. at 0.59%, dated 6/13/14 due 10/14/14 (Collateralized by Corporate Obligations valued at $113,189,168, 1.13% - 4.5%, 8/1/18 - 7/15/20)	104,209,647	104,000,000
Mizuho Securities U.S.A., Inc. at 0.18%, dated 8/29/14 due 9/2/14 (Collateralized by U.S. Government Obligations valued at $653,405,372, 0% - 11%, 10/2/14 - 7/20/64)	634,012,680	634,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $1,300,000,000)		1,300,000,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $21,083,786,927)		21,083,786,927
NET OTHER ASSETS (LIABILITIES) - 1.1%		237,844,006
NET ASSETS - 100%		$ 21,321,630,933
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$72,601,000 due 9/02/14 at 0.05%
Citibank NA	$ 11,835,833
HSBC Securities (USA), Inc.	25,249,777
Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,523,389
Societe Generale	15,781,111
Wells Fargo Securities LLC	14,210,890
$ 72,601,000
$539,780,000 due 9/02/14 at 0.05%
HSBC Securities (USA), Inc.	$ 50,914,000
Mizuho Securities USA, Inc.	488,866,000
$ 539,780,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2014, the cost of investment securities for income tax purposes was $21,083,786,927.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Cash Central Fund

August 31, 2014

1.805752.110

TFC-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 100.0%
	Principal Amount	Value
Alabama - 4.4%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 A, 0.04% 9/2/14, VRDN (a)	$ 6,900,000	$ 6,900,000
Series 1995 B, 0.02% 9/2/14, VRDN (a)	3,200,000	3,200,000
Series 1995 C, 0.06% 9/2/14, VRDN (a)	6,500,000	6,500,000
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.02% 9/2/14, VRDN (a)	2,000,000	2,000,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.05% 9/2/14, VRDN (a)	3,000,000	3,000,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.04% 9/2/14, VRDN (a)	16,150,000	16,150,000
		37,750,000
Alaska - 3.3%
Valdez Marine Term. Rev. (ExxonMobil Proj.) Series 2001, 0.02% 9/2/14 (Exxon Mobil Corp. Guaranteed), VRDN (a)	29,000,000	29,000,000
Arizona - 0.2%
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.06% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	1,600,000	1,600,000
California - 7.2%
California Gen. Oblig.:
Series 2003 A2, 0.04% 9/2/14, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	1,800,000	1,800,000
Series 2004 A1, 0.02% 9/2/14, LOC Citibank NA, VRDN (a)	14,920,000	14,920,000
California Health Facilities Fing. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2011 B, 0.04% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,855,000	6,855,000
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2009 A, 0.03% 9/2/14, LOC Union Bank NA, VRDN (a)	2,125,000	2,125,000
Foothill-De Anza Cmnty. College District Participating VRDN Series MS 3288, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,000,000	2,000,000
Irvine Ranch Wtr. District Rev. Series 2009 B, 0.02% 9/2/14, LOC Bank of America NA, VRDN (a)	11,500,000	11,500,000
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.08% 9/5/14 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	2,000,000	2,000,000
Series ROC II R 11727, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B6, 0.02% 9/2/14 (Liquidity Facility Barclays Bank PLC), VRDN (a)	1,000,000	1,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series ROC II R 12322, 0.06% 9/2/14 (Liquidity Facility Citibank NA) (a)(b)	$ 11,400,000	$ 11,400,000
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.04% 9/2/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,000,000	2,000,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 14 0014, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(b)	4,250,000	4,250,000
		62,850,000
District Of Columbia - 3.4%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.1% 9/5/14, LOC Bank of America NA, VRDN (a)	6,800,000	6,800,000
(American Univ. Proj.) Series 2008, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	9,600,000	9,600,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.04% 9/2/14, LOC Wells Fargo Bank NA, VRDN (a)	13,375,000	13,375,000
		29,775,000
Florida - 10.2%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.05% 9/2/14, LOC Bank of America NA, VRDN (a)	35,510,000	35,510,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.05% 9/5/14, LOC Fannie Mae, VRDN (a)	2,700,000	2,700,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.05% 9/2/14, LOC Bank of America NA, VRDN (a)	27,900,000	27,900,000
Miami-Dade County Series 2014 A, 0.05% 9/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,400,000	1,400,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.05% 9/5/14, LOC Branch Banking & Trust Co., VRDN (a)	4,500,000	4,500,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)	1,900,000	1,900,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A1, 0.04% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,100,000	1,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Florida - continued
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.): - continued
Series 2009 A3, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	$ 10,275,000	$ 10,275,000
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2009 B, 0.03% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
		88,285,000
Georgia - 2.6%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.03% 9/2/14, LOC Wells Fargo Bank NA, VRDN (a)	1,300,000	1,300,000
Series 2005 B, 0.03% 9/2/14, LOC Wells Fargo Bank NA, VRDN (a)	1,950,000	1,950,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.08% 9/5/14, LOC Freddie Mac, VRDN (a)	2,265,000	2,265,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.04% 9/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	8,100,000	8,100,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.04% 9/5/14, LOC Branch Banking & Trust Co., VRDN (a)	5,670,000	5,670,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.05% 9/5/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,800,000	2,800,000
		22,085,000
Illinois - 6.5%
Chicago Gen. Oblig.:
Series 2005 D1, 0.04% 9/2/14, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	5,100,000	5,100,000
Series 2005 D2, 0.04% 9/2/14, LOC Northern Trust Co., VRDN (a)	3,200,000	3,200,000
Series 2007 F, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	12,135,000	12,135,000
Series 2007 G, 0.04% 9/2/14, LOC Barclays Bank PLC, VRDN (a)	2,300,000	2,300,000
Illinois Fin. Auth. Rev.:
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 D2, 0.03% 9/2/14, LOC PNC Bank NA, VRDN (a)	2,000,000	2,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(The Univ. of Chicago Med. Ctr. Proj.): - continued
Series 2009 E1, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	$ 9,175,000	$ 9,175,000
Series 2010 B, 0.02% 9/2/14, LOC Wells Fargo Bank NA, VRDN (a)	3,600,000	3,600,000
Participating VRDN Series Putters 3302, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,995,000	5,995,000
Series 2011 B, 0.02% 9/2/14, LOC Wells Fargo Bank NA, VRDN (a)	1,550,000	1,550,000
Illinois Gen. Oblig.:
Series 2003 B, 0.03% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	2,700,000	2,700,000
Series 2003 B2, 0.04% 9/5/14, LOC PNC Bank NA, VRDN (a)	1,500,000	1,500,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.03% 9/2/14, LOC Wells Fargo Bank NA, VRDN (a)	7,200,000	7,200,000
		56,455,000
Indiana - 0.9%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A5, 0.02% 9/2/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,745,000	3,745,000
Indiana Fin. Auth. Hosp. Rev. (Cmnty. Health Network Proj.) Series 2009 A, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	3,830,000	3,830,000
		7,575,000
Iowa - 0.5%
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.05% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,900,000	1,900,000
Iowa Fin. Auth. Rev. (Museum of Art Foundation Proj.) Series 2003, 0.05% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,430,000	2,430,000
		4,330,000
Kansas - 1.2%
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.05% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,000,000	2,000,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.05% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,120,000	8,120,000
		10,120,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Kentucky - 0.1%
Louisville & Jefferson County Series 2011 B, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	$ 1,000,000	$ 1,000,000
Louisiana - 5.0%
East Baton Rouge Poll. Cont. Rev. (Exxon Proj.) Series 1993, 0.02% 9/2/14, VRDN (a)	3,370,000	3,370,000
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)	4,800,000	4,800,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.05% 9/5/14, VRDN (a)	7,100,000	7,100,000
Series 2007 A, 0.04% 9/2/14, VRDN (a)	8,100,000	8,100,000
Series 2009 A, 0.05% 9/5/14, VRDN (a)	12,800,000	12,800,000
(C-Port LLC Proj.) Series 2008, 0.08% 9/5/14, LOC Bank of America NA, VRDN (a)	3,000,000	3,000,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.03% 9/2/14, VRDN (a)	4,500,000	4,500,000
		43,670,000
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Anne Arundel Health Sys. Proj.) Series 2009 B, 0.06% 9/5/14, LOC Bank of America NA, VRDN (a)	800,000	800,000
Massachusetts - 1.1%
Massachusetts Dev. Fin. Agcy. Rev. (New England Deaconess Assoc. Proj.) Series 2011 B, 0.07% 9/5/14, LOC Manufacturers & Traders Trust Co., VRDN (a)	600,000	600,000
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.08% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	5,000,000	5,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Series MS 3228X, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500,000	2,500,000
		9,100,000
Michigan - 1.5%
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.04% 9/2/14, VRDN (a)	$ 4,600,000	$ 4,600,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.05% 9/2/14, LOC Comerica Bank, VRDN (a)	7,500,000	7,500,000
		13,100,000
Mississippi - 1.7%
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.02% 9/2/14 (Chevron Corp. Guaranteed), VRDN (a)	9,200,000	9,200,000
Series 2007 C, 0.04% 9/2/14 (Chevron Corp. Guaranteed), VRDN (a)	2,200,000	2,200,000
Mississippi Gen. Oblig. Participating VRDN Series ROC II-R 11987, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(b)	3,600,000	3,600,000
		15,000,000
Missouri - 3.5%
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.05% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,700,000	1,700,000
Missouri Health & Edl. Facilities Series 2013 B, 0.07% 9/2/14, LOC Bank of America NA, VRDN (a)	2,400,000	2,400,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(DeSmet Jesuit High School Proj.) Series 2002, 0.05% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,900,000	4,900,000
(Saint Louis Univ. Proj.):
Series 1999 B, 0.04% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,350,000	3,350,000
Series 2008 B1, 0.04% 9/2/14, LOC Barclays Bank PLC, VRDN (a)	12,670,000	12,670,000
Series 2008 B2, 0.02% 9/2/14, LOC Wells Fargo Bank NA, VRDN (a)	3,510,000	3,510,000
Series 2011 B, 0.04% 9/2/14, LOC Northern Trust Co., VRDN (a)	1,900,000	1,900,000
		30,430,000
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.05% 9/5/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	3,355,000	3,355,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - 0.5%
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.):
Series 2009 B, 0.03% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	$ 2,110,000	$ 2,110,000
Series 2009 C, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	2,435,000	2,435,000
		4,545,000
New York - 23.8%
New York City Gen. Oblig.:
Series 2006 I3, 0.05% 9/2/14, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Series 2006 I8, 0.05% 9/2/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	5,400,000	5,400,000
Series 2008 L4, 0.04% 9/2/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	7,905,000	7,905,000
Series 2012 G, 0.02% 9/2/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	1,600,000	1,600,000
Series 2012 G6, 0.04% 9/2/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	5,000,000	5,000,000
Series 2014 D3, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,700,000	8,700,000
Series H2, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,130,000	6,130,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 BB1, 0.04% 9/2/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,800,000	4,800,000
Series 2009 BB2, 0.06% 9/2/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	19,770,000	19,770,000
Series 2012 B, 0.04% 9/2/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	2,200,000	2,200,000
Series 2012 B3, 0.04% 9/2/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	6,000,000	6,000,000
Series 2013 AA-1, 0.03% 9/2/14 (Liquidity Facility PNC Bank NA), VRDN (a)	5,000,000	5,000,000
Series 2014 AA, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,000,000	3,000,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 0.06% 9/2/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	8,600,000	8,600,000
Series 2003 A4, 0.04% 9/2/14 (Liquidity Facility TD Banknorth, NA), VRDN (a)	3,100,000	3,100,000
Series 2003 C4, 0.06% 9/2/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,500,000	2,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2013 C4, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 8,700,000	$ 8,700,000
New York Dorm. Auth. Revs. (Univ. of Rochester Proj.) Series 2003 B, 0.04% 9/2/14, LOC HSBC Bank U.S.A., NA, VRDN (a)	900,000	900,000
New York Hsg. Fin. Agcy. Rev.:
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.03% 9/5/14, LOC Fannie Mae, VRDN (a)	3,935,000	3,935,000
(505 West 37th Street Proj.) Series 2009 A, 0.05% 9/2/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,500,000	1,500,000
Series 2013 A, 0.03% 9/2/14, LOC PNC Bank NA, VRDN (a)	21,210,000	21,210,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 A1, 0.03% 9/2/14, LOC Royal Bank of Canada, VRDN (a)	2,000,000	2,000,000
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.06% 9/2/14, LOC Landesbank Hessen-Thuringen, VRDN (a)	37,150,000	37,150,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2003 B3, 0.04% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,600,000	2,600,000
Series 2005 B 2A, 0.04% 9/2/14, LOC California Pub. Employees Retirement Sys., VRDN (a)	23,165,000	23,165,000
Series 2005 B 2C, 0.04% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,755,000	6,755,000
Series 2005 B2 B, 0.04% 9/2/14, LOC California Teachers Retirement Sys., VRDN (a)	7,260,000	7,260,000
		206,880,000
North Carolina - 3.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series B, 0.04% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,345,000	1,345,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Putters 3248, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,160,000	2,160,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 C, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	19,510,000	19,510,000
Variable Rate Demand Note - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
Participating VRDN Series BC 10 31W, 0.07% 9/5/14 (Liquidity Facility Barclays Bank PLC) (a)(b)	$ 1,875,000	$ 1,875,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.07% 9/5/14, LOC Cr. Industriel et Commercial, VRDN (a)	1,200,000	1,200,000
		26,090,000
Ohio - 3.6%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.05% 9/2/14, LOC Bank of America NA, VRDN (a)	10,965,000	10,965,000
Series 2010 C, 0.04% 9/2/14, LOC Union Bank NA, VRDN (a)	15,955,000	15,955,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.03% 9/2/14, VRDN (a)	4,660,000	4,660,000
		31,580,000
Oregon - 1.6%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.06% 9/2/14, LOC Bank of Scotland PLC, VRDN (a)	2,800,000	2,800,000
Oregon Health and Science Univ. Spl. Rev. Series 2012 C, 0.04% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	11,430,000	11,430,000
		14,230,000
Pennsylvania - 2.6%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (a)	5,800,000	5,800,000
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.06% 9/5/14, LOC PNC Bank NA, VRDN (a)	1,975,000	1,975,000
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 0.06% 9/5/14, LOC PNC Bank NA, VRDN (a)	2,910,000	2,910,000
Haverford Township School District Series 2009, 0.05% 9/5/14, LOC TD Banknorth, NA, VRDN (a)	6,930,000	6,930,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.04% 9/5/14, LOC Royal Bank of Canada, VRDN (a)	2,000,000	2,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Somerset County Gen. Oblig. Series 2009 C, 0.06% 9/5/14, LOC PNC Bank NA, VRDN (a)	$ 1,900,000	$ 1,900,000
Wilkes Barre Gen. Oblig. Series 2004 B, 0.06% 9/5/14, LOC PNC Bank NA, VRDN (a)	600,000	600,000
		22,115,000
South Carolina - 0.5%
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 D, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	4,545,000	4,545,000
Tennessee - 1.7%
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 A, 0.04% 9/5/14, LOC Branch Banking & Trust Co., VRDN (a)	700,000	700,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.05% 9/5/14, LOC Freddie Mac, VRDN (a)	3,200,000	3,200,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2004, 0.06% 9/2/14, LOC Bank of America NA, VRDN (a)	7,500,000	7,500,000
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN BC 10 25W, 0.07% 9/5/14 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,000,000	3,000,000
		14,400,000
Texas - 5.3%
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(b)	2,600,000	2,600,000
Gulf Coast Indl. Dev. Auth. Te Rev. (ExxonMobil Proj.) Series 2012, 0.02% 9/2/14, VRDN (a)	7,750,000	7,750,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 A, 0.03% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	3,105,000	3,105,000
Houston Util. Sys. Rev. Participating VRDN Series ROC II R 12324, 0.05% 9/2/14 (Liquidity Facility Citibank NA) (a)(b)	9,600,000	9,600,000
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(b)	2,960,000	2,960,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2010 A, 0.06% 9/5/14 (Total SA Guaranteed), VRDN (a)	3,000,000	3,000,000
Series 2012, 0.06% 9/5/14 (Total SA Guaranteed), VRDN (a)	5,000,000	5,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.07% 9/5/14, LOC Bank of America NA, VRDN (a)	$ 200,000	$ 200,000
Texas Gen. Oblig. Participating VRDN Series Solar 06 57, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	9,105,000	9,105,000
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A, 0.03% 9/5/14, VRDN (a)	2,200,000	2,200,000
		45,520,000
Virginia - 0.9%
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series A1, 0.03% 9/5/14 (Liquidity Facility TD Banknorth, NA), VRDN (a)	2,400,000	2,400,000
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.04% 9/2/14, LOC Bank of New York, New York, VRDN (a)	5,700,000	5,700,000
		8,100,000
Washington - 0.2%
Washington Gen. Oblig. Participating VRDN Series Clipper 05 39, 0.05% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	2,000,000	2,000,000
West Virginia - 2.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 B, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (a)	17,320,000	17,320,000
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Auth. Rev. (ProHealth Care, Inc. Proj.) Series 2008 A, 0.05% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,115,000	2,115,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Wyoming - 0.3%
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.02% 9/2/14 (Chevron Corp. Guaranteed), VRDN (a)	$ 2,310,000	$ 2,310,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $868,030,000)		868,030,000
NET OTHER ASSETS (LIABILITIES) - 0.0%		8,036
NET ASSETS - 100%		$ 868,038,036
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.
Income Tax Information
At August 31, 2014, the cost of investment securities for income tax purposes was $868,030,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 30, 2014